Tidal Investments LLC

234 West Florida Street, Suite 203

Milwaukee, WI 53204

March 7, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

EDGAR Operations Branch

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust IV
Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed for filing electronically is the Registration Statement on Form N-1A of Tidal Trust IV (the “Trust”).  This filing is being made to register shares of the HyperScale Leaders ETF, the initial series of the Trust.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC